Investments - Narrative (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Interest in master trust, percentage	100.00%
Fully benefit-responsive investment contracts:
EBP, Master Trust [Line Items]
Investments, at contract value	$ 229,518	$ 248,681